General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
General corporate expenses	¥ 3,705	¥ 3,477		¥ 3,218
Auditors' remuneration	20	18		14
- Audit services	18	15		14
- Non-audit services	2	3		0
Other taxes and levies	348	275		159
General and administrative expenses	¥ 4,073	¥ 3,770	[1]	¥ 3,391	[1],[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).